Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Outstanding shares on fully diluted	10,912,224	6,029,268	8,151,424	6,398,178
Outstanding shares on weighted average			5,990,466	6,003,364
Shares of common stock issuable in upon conversion of Convertible Notes [Member]
Class of Stock [Line Items]
Outstanding shares on fully diluted	1,542,632		1,936,845
Outstanding shares on weighted average			111,130
Shares issuable upon exchange of Exchangeable Shares [Member]
Class of Stock [Line Items]
Outstanding shares on fully diluted	2,667,349
Warrants [Member]
Class of Stock [Line Items]
Outstanding shares on fully diluted	5,813,804	5,814,205	5,813,804	6,183,115
Outstanding shares on weighted average			5,833,971	6,001,013
Unvested restricted stock units [Member]
Class of Stock [Line Items]
Outstanding shares on fully diluted	824,143		325,121
Outstanding shares on weighted average			37,709
Unvested restricted stock awards [Member]
Class of Stock [Line Items]
Outstanding shares on fully diluted	64,296	215,063	75,654	215,063
Outstanding shares on weighted average			7,656	2,351